Participation in the Treasury Capital Purchase Program - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended		0 Months Ended
	Jan. 23, 2009	Dec. 31, 2014	Dec. 31, 2013	Feb. 15, 2014	Jul. 03, 2012	Dec. 19, 2013	Sep. 05, 2012
Equity, Class of Treasury Stock [Line Items]
Newly issued shares	23,184
Warrant sold to purchase common shares as per securities purchase agreement	469,312
Warrant exercise price per common share	$ 7.41
Term of Warrant		10 years
Cumulative dividend rate per annum on liquidation preference, first five years		5.00%
Cumulative dividend rate per annum on liquidation preference, after five years		9.00%
Net proceeds from issuance of preferred stock			$ 23,132
Series A Preferred Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Number of shares issued and sold to Treasury	23,184
Liquidation preference as per securities purchase agreement	$ 1,000	1,000	$ 1,000
Numbers of shares to redeem					23,184
Aggregate purchase price of warrant							563,174
Aggregate purchase price of Preferred stock		22,857		22,857
Preferred stock redemption date				Feb. 15, 2014
Depositary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Newly issued shares						1,000,000
Percentage of ownership Interest						2.50%
Share issued price per share						$ 25.00
Cost of Issuance, Public offering						1,868
Net proceeds from issuance of preferred stock						$ 23,132
Series B Preferred Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Liquidation preference as per securities purchase agreement		1,000	$ 1,000			$ 1,000